Operating Segments_Details by reporting segment (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)
Inter segment transaction [Line Items]
Net Interest income(expense)		₩ 5,893,706		$ 5,100,568	₩ 5,650,951	[1]	₩ 5,220,650	[1]
Non-interest income(expense)		1,046,591			1,061,957	[1]	1,252,026	[1]
General and administrative expenses		(3,766,077)		(3,259,262)	(3,624,033)	[1]	(3,530,801)	[1]
Impairment losses due to credit loss		(374,244)		(323,881)	(329,574)	[1]	(785,133)	[1]
Net operating income(expense)		2,799,976		2,423,173	2,759,301	[1]	2,156,742	[1]
Non operating income(expense)		(76,927)		(66,575)	45,571	[1]	(207,236)	[1]
Net income(expense) before tax		2,723,049		2,356,598	2,804,872	[1]	1,949,506	[1]
Income tax expense		(685,453)		(593,209)	(753,223)	[1]	(419,418)	[1]
Net income(loss)		₩ 2,037,596		$ 1,763,389	₩ 2,051,649	[1]	₩ 1,530,088	[1]
Factors used to identify entitys reportable segments		The Group's reporting segments consist of banking, credit card, investment banking and other sectors, and the composition of such reporting segments was divided based on internal report data periodically reviewed by the management to evaluate the performance of the segment and make decisions on the resources to be distributed. Operational scope Banking Loans/deposits and relevant services for Woori Bank and overseas subsidiaries' customers Credit card Credit card, cash services, card loans and relevant work of Woori Card Co., Ltd. Investment banking Securities operation, sale of financial instruments, project financing and other related activities for comprehensive financing of Woori Investment bank Co., Ltd. Others Woori Financial Group Inc., Woori FIS Co., Ltd., Woori Finance Research Institute, Woori Credit Information Co., Ltd., Woori Fund Services Inc., Woori Asset Management Corp., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd.		The Group's reporting segments consist of banking, credit card, investment banking and other sectors, and the composition of such reporting segments was divided based on internal report data periodically reviewed by the management to evaluate the performance of the segment and make decisions on the resources to be distributed. Operational scope Banking Loans/deposits and relevant services for Woori Bank and overseas subsidiaries' customers Credit card Credit card, cash services, card loans and relevant work of Woori Card Co., Ltd. Investment banking Securities operation, sale of financial instruments, project financing and other related activities for comprehensive financing of Woori Investment bank Co., Ltd. Others Woori Financial Group Inc., Woori FIS Co., Ltd., Woori Finance Research Institute, Woori Credit Information Co., Ltd., Woori Fund Services Inc., Woori Asset Management Corp., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd.	The Group's reporting segments consist of banking, credit card, investment banking and other sectors, and the composition of such reporting segments was divided based on internal report data periodically reviewed by the management to evaluate the performance of the segment and make decisions on the resources to be distributed. Operational scope Banking Loans/deposits and relevant services for Woori Bank and overseas subsidiaries' customers Credit card Credit card, cash services, card loans and relevant work of Woori Card Co., Ltd. Investment banking Securities operation, sale of financial instruments, project financing and other related activities for comprehensive financing of Woori Investment bank Co., Ltd. Others Woori Financial Group Inc., Woori FIS Co., Ltd., Woori Finance Research Institute, Woori Credit Information Co., Ltd., Woori Fund Services Inc., Woori Asset Management Corp., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd.		The Group's reporting segments consist of banking, credit card, investment banking and other sectors, and the composition of such reporting segments was divided based on internal report data periodically reviewed by the management to evaluate the performance of the segment and make decisions on the resources to be distributed. Operational scope Banking Loans/deposits and relevant services for Woori Bank and overseas subsidiaries' customers Credit card Credit card, cash services, card loans and relevant work of Woori Card Co., Ltd. Investment banking Securities operation, sale of financial instruments, project financing and other related activities for comprehensive financing of Woori Investment bank Co., Ltd. Others Woori Financial Group Inc., Woori FIS Co., Ltd., Woori Finance Research Institute, Woori Credit Information Co., Ltd., Woori Fund Services Inc., Woori Asset Management Corp., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd.
Description of material reconciling items		Adjustments were made for the presentation of profit or loss in accordance with the Accounting Standards from the reporting segments in accordance with the Managerial Accounting Standards.		Adjustments were made for the presentation of profit or loss in accordance with the Accounting Standards from the reporting segments in accordance with the Managerial Accounting Standards.	For comparative display, the category information of each customer from the previous term has been reclassified to profit or loss by operating segment according to the organization. Adjustments were made for the presentation of profit or loss in accordance with the Accounting Standards from the reporting segments in accordance with the Managerial Accounting Standards.		For comparative purpose, the category information of each customer from the previous term has been reclassified to profit or loss by operating segment according to the organization. Adjustments were made for the presentation of profit or loss in accordance with the Accounting Standards from the reporting segments in accordance with the Managerial Accounting Standards
Depreciation and amortization		₩ 481,176	[2]		₩ 216,735	[3]	₩ 183,601	[4]
Reporting segment total
Inter segment transaction [Line Items]
Net Interest income(expense)		5,193,709			5,007,732	[1]	4,611,637	[1]
Non-interest income(expense)		2,580,508			1,894,122	[1]	1,845,666	[1]
General and administrative expenses		(4,023,308)			(3,905,993)	[1]	(3,788,619)	[1]
Impairment losses due to credit loss		(293,335)			(226,296)	[1]	(598,004)	[1]
Net operating income(expense)		3,457,574			2,769,565	[1]	2,070,680	[1]
Non operating income(expense)		(142,505)			64,255	[1]	(182,508)	[1]
Net income(expense) before tax		3,315,069			2,833,821	[1]	1,888,172	[1]
Income tax expense		(652,231)			(754,651)	[1]	(412,449)	[1]
Net income(loss)		2,662,838			2,079,169	[1]	1,475,723	[1]
Banking
Inter segment transaction [Line Items]
Net Interest income(expense)		4,583,386			4,453,511	[1]	4,082,895	[1]
Non-interest income(expense)		1,557,247			1,517,141	[1]	1,517,752	[1]
General and administrative expenses		(3,478,535)			(3,416,320)	[1]	(3,329,923)	[1]
Impairment losses due to credit loss		(32,621)			4,913	[1]	(365,978)	[1]
Net operating income(expense)		2,629,477			2,559,245	[1]	1,904,746	[1]
Non operating income(expense)		(151,348)			69,897	[1]	(172,105)	[1]
Net income(expense) before tax		2,478,129			2,629,142	[1]	1,732,641	[1]
Income tax expense		(616,110)			(713,178)	[1]	(378,320)	[1]
Net income(loss)		1,862,019			1,915,964	[1]	1,354,321	[1]
Depreciation and amortization		435,227	[2]		177,882	[3]	128,060	[4]
Credit Card
Inter segment transaction [Line Items]
Net Interest income(expense)		553,956			509,999	[1]	497,534	[1]
Non-interest income(expense)		31,842			59,971	[1]	39,606	[1]
General and administrative expenses		(190,062)			(170,765)	[1]	(163,536)	[1]
Impairment losses due to credit loss		(259,604)			(227,144)	[1]	(235,116)	[1]
Net operating income(expense)		136,132			172,060	[1]	138,488	[1]
Non operating income(expense)		13,889			(5,547)	[1]	(5,219)	[1]
Net income(expense) before tax		150,021			166,513	[1]	133,269	[1]
Income tax expense		(35,825)			(39,979)	[1]	(32,055)	[1]
Net income(loss)		114,196			126,534	[1]	101,214	[1]
Depreciation and amortization		28,367	[2]		11,477	[3]	9,516	[4]
Investment banking
Inter segment transaction [Line Items]
Net Interest income(expense)		54,077			43,081	[1]	31,082	[1]
Non-interest income(expense)		33,539			19,814	[1]	5,804	[1]
General and administrative expenses		(31,183)			(26,081)	[1]	(18,477)	[1]
Impairment losses due to credit loss		(572)			(3,898)	[1]	3,123	[1]
Net operating income(expense)		55,861			32,915	[1]	21,532	[1]
Non operating income(expense)		(3,501)			(295)	[1]	(336)	[1]
Net income(expense) before tax		52,360			32,621	[1]	21,196	[1]
Income tax expense		998			743	[1]	(1,174)	[1]
Net income(loss)		53,358			33,364	[1]	20,022	[1]
Depreciation and amortization		2,212	[2]		977	[3]	840	[4]
Ohters
Inter segment transaction [Line Items]
Net Interest income(expense)		2,290	[5]		1,142	[1],[6]	126	[1],[7]
Non-interest income(expense)		957,880	[5]		297,196	[1],[6]	282,504	[1],[7]
General and administrative expenses		(323,528)	[5]		(292,826)	[1],[6]	(276,683)	[1],[7]
Impairment losses due to credit loss		(538)	[5]		(166)	[1],[6]	(33)	[1],[7]
Net operating income(expense)		636,104	[5]		5,345	[1],[6]	5,914	[1],[7]
Non operating income(expense)		(1,545)	[5]		199	[1],[6]	(4,848)	[1],[7]
Net income(expense) before tax		634,559	[5]		5,545	[1],[6]	1,066	[1],[7]
Income tax expense		(1,294)	[5]		(2,238)	[1],[6]	(900)	[1],[7]
Net income(loss)		₩ 633,265	[5],[8]		₩ 3,307	[1],[6]	₩ 166	[1],[7]
Description of material reconciling items		Other subsidiaries include gains and losses from Woori Financial Group Inc., Woori FIS Co., Ltd., Woori Finance Research Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Inc., Woori Asset Management Corp., Woori Private Equity Asset Management Co., Ltd. and Woori Global Asset Management Co., Ltd.		Other subsidiaries include gains and losses from Woori Financial Group Inc., Woori FIS Co., Ltd., Woori Finance Research Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Inc., Woori Asset Management Corp., Woori Private Equity Asset Management Co., Ltd. and Woori Global Asset Management Co., Ltd.	Other subsidiaries include gains and losses from Woori FIS Co., Ltd., Woori Finance Research Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Inc. and Woori Private Equity Asset Management Co., Ltd.		Other subsidiaries include gains and losses from Woori FIS Co., Ltd., Woori Finance Research Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Inc. and Woori Private Equity Asset Management Co., Ltd.
Depreciation and amortization		₩ 16,492	[2]		₩ 26,398	[3]	₩ 45,184	[4]
Adjustments
Inter segment transaction [Line Items]
Net Interest income(expense)	[8]	699,997			643,219	[1]	609,013	[1]
Non-interest income(expense)	[8]	(1,533,917)			(832,165)	[1]	(593,640)	[1]
General and administrative expenses	[8]	257,231			281,960	[1]	257,818	[1]
Impairment losses due to credit loss	[8]	(80,909)			(103,278)	[1]	(187,129)	[1]
Net operating income(expense)	[8]	(657,598)			(10,264)	[1]	86,062	[1]
Non operating income(expense)	[8]	65,578			(18,684)	[1]	(24,728)	[1]
Net income(expense) before tax	[8]	(592,020)			(28,949)	[1]	61,334	[1]
Income tax expense	[8]	(33,222)			1,428	[1]	(6,969)	[1]
Net income(loss)	[8]	(625,242)			(27,520)	[1]	54,365	[1]
Depreciation and amortization		₩ (1,122)	[2]		₩ 1	[3]	₩ 1	[4]

[1]	For comparative display, the category information of each customer from the previous term has been reclassified to profit or loss by operating segment according to the organization.
[2]	Depreciation and amortization 481,176 million Won are included in General and administrative expense. There are the Banking (435,227 million Won), Credit card (28,367 million Won), Investment banking (2,212 million Won), others (16,492 million Won) and adjustments ((-) 1,122 million Won) respectively.
[3]	Depreciation and amortization 216,735 million Won are included in General and administrative expense. There are the Banking (177,882 million Won), Credit card (11,477 million Won), Investment banking (977 million Won), others (26,398 million Won) of which total bis and adjustments (1 million Won), respectively.
[4]	Depreciation and amortization 183,601 million Won are included in General and administrative expense. There are the Banking (128,060 million Won), Credit card (9,516 million Won), Investment banking (840 million Won), others (45,184 million Won) and adjustments (1 million Won), respectively.
[5]	Other subsidiaries include gains and losses from Woori Financial Group Inc., Woori FIS Co., Ltd., Woori Finance Research Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Inc., Woori Asset Management Corp., Woori Private Equity Asset Management Co., Ltd. and Woori Global Asset Management Co., Ltd.
[6]	Other subsidiaries include gains and losses from Woori FIS Co., Ltd., Woori Finance Research Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Inc. and Woori Private Equity Asset Management Co., Ltd.
[7]	Other subsidiaries include gains and losses from Woori FIS Co., Ltd., Woori Finance Research Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Inc. and Woori Private Equity Asset Management Co., Ltd.
[8]	Adjustments were made for the presentation of profit or loss in accordance with the Accounting Standards from the reporting segments in accordance with the Managerial Accounting Standards.